INVESTMENTS IN UNCONSOLIDATED COMPANIES	12 Months Ended
Dec. 31, 2010
INVESTMENTS IN UNCONSOLIDATED COMPANIES
NOTE 11 - INVESTMENTS IN UNCONSOLIDATED COMPANIES

a) Composition

	Ownership % as of 12/31/2010		12/31/2010 (a)					12/31/2009 (a)			12/31/2008 (a)
	Total	Voting	Stockholders’ equity	Net income (loss)	Investment	Equity in earnings (losses)	Market Value	Investment	Equity in earnings (losses)	Market Value	Equity in earnings (losses)
Investments accounted for under the equity method
Banco BPI S.A. (b)	19.04	19.04	4,091	336	779	64	524	1,018	(280)	903	148
Porto Seguro Itaú Unibanco Participações S.A. (c)	42.93	42.93	2,602	242	2,013	104	2,782	1,909	36	1,985	-
Itaú XL Seguros Corporativos S.A. (d)	-	-	-	-	-	9		123	22		7
Redecard S.A. (e)	-	-	-	-	-	-		-	147		278
Other (f)	-	-	-	-	257	131		466	66		41
Subtotal					3,049	308		3,516	(9)		474
Other investments recorded at cost	-	-	-	-	548	-		805	-		-
Total					3,597	308		4,321	(9)		474
(a) Amounts derived from the financial statements prepared in accordance with accounting principles adopted in Brazil in each case adjusted for US GAAP, when applicable. There are no significant restrictions to remit funds to the Bank.
(b) Banco BPI S.A. is an equity investee of IPI – Itausa Investimentos Ltda (“IPI”). The shares of IPI are owned 43% by Itaúsa Export S.A. and 57% by other subsidiaries of Itaú Unibanco Holding. During the year ended December 31, 2009 we recorded an impairment charge with respect to this investment of R$ 302.
(c) On August 23, 2009, Itaú Unibanco Holding obtained an equity interest in Porto Seguro S.A.. Total investment as of December 31, 2010 and R$ 936 as of December 31, 2009, which corresponds to the difference between the investment in net assets of Porto Seguro Itaú Unibanco Participações S.A., and the cost of investment. As of December 31, 2010 the difference between the investment in net assets and the cost of investments is composed as follows: (i) fair value of intangible assets of R$ 814, (ii) goodwill of R$ 398 and (iii) other differences of R$ (311). For purpose of market value, the quotation of Porto Segueos S.A. shares was taken into account.
(d) See Note 1b.
(e) See Note 3b.
(f) Other includes interest in the total capital and voting stock of the following companies : Latosol Empreendimentos e Participação Ltda (32.11% total capital and voting stock), Olímpia Promoção e Serviços S.A. (50% total capital and voting stock), Rosefiled Finance Ltd (50% total capital and voting stock), Serasa S.A. (24.39% of total capital and voting stock) and Tecnologia Bancária S.A. (14.86% total capital and 24.81% voting stock).
b) Summarized financial information

Information about the financial position and results of Redecard S.A., the investment that most contributed to our equity in earnings of unconsolidated companies as of December 31, 2008 and for the year ended December 31, 2008, is as follows (as from March 2009, Redecard started to be fully consolidated (Note 3b)):

Balance sheet - unaudited	12/31/2008

Total assets	14,645
Total liabilities	13,459
Stockholders’ equity	1,186
Investment	275

Statement of income - unaudited	01/01/2008 to 12/31/2008

Operating revenues	2,900
Operating expenses	1,109
Income before income tax	1,791
Income tax	592
Net income	1,199
Equity in earnings	278

c) Other information

Dividends, including interest on stockholders' equity, received from the investments accounted for under the equity method were R$ 85, R$ 63 and R$ 246 in the years ended December 31, 2010, 2009 and 2008, respectively.